BUSINESS COMBINATIONS - Schedule of Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Oct. 22, 2024	Jan. 05, 2023
Darwin Homes, Inc.
Business Acquisition [Line Items]
Fair Value		$ 5,100
Darwin Homes, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated Useful Life		2 years
Fair Value		$ 3,700
Darwin Homes, Inc. | Trade name
Business Acquisition [Line Items]
Estimated Useful Life		2 years
Fair Value		$ 1,400
Theorem Technology, Inc. | Investment management agreements
Business Acquisition [Line Items]
Estimated Useful Life	3 years
Fair Value	$ 6,200
Theorem Technology, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated Useful Life	3 years
Fair Value	$ 1,800
Theorem Technology, Inc. | Trade name
Business Acquisition [Line Items]
Estimated Useful Life	3 years
Fair Value	$ 300